Document and Entity Information	Jun. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Registrant Name	Fidelity Hereford Street Trust
Central Index Key	0000917286
Investment Company Type	N-1A
Amendment Flag	false